121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

September 13, 2024
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 23, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 23, 2024
The Alger Portfolios	0000832566	August 30, 2024
Allspring Variable Trust	0001081402	August 30, 2024
ALPS Variable Investment Trust	0001382990	August 29, 2024
American Funds Insurance Series	0000729528	August 30, 2024
BlackRock Variable Series Funds, Inc.	0000355916	August 27, 2024
BlackRock Variable Series Funds II, Inc.	0001738072	August 27, 2024
BNY Mellon Investment Portfolios	0001056707	August 16, 2024
BNY Mellon Stock Index Fund, Inc.	0000846800	August 15, 2024
BNY Mellon Variable Investment Fund	0000813383	August 15, 2024
Deutsche DWS Variable Series II	0000810573	August 23, 2024
Eaton Vance Variable Trust	0001121746	August 29, 2024
Federated Hermes Insurance Series	0000912577	August 27, 2024
Franklin Templeton Variable Insurance Products Trust	0000837274	August 30, 2024

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	0001046292	August 23, 2024
Guggenheim Variable Funds Trust	0000217087	August 29, 2024
Ivy Variable Insurance Portfolios	0000810016	August 29, 2024
Janus Aspen Series	0000906185	August 30, 2024
Legg Mason Partners Variable Income Trust	0000874835	August 30, 2024
Lincoln Variable Insurance Products Trust	0000914036	August 30, 2024
Lord Abbett Series Fund, Inc.	0000855396	August 22, 2024
MFS Variable Insurance Trust	0000918571	August 29, 2024
MFS Variable Insurance Trust II	0000719269	August 29, 2024
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	September 4, 2024
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2024
Northern Lights Variable Trust	0001352621	September 9, 2024
PIMCO Variable Insurance Trust	0001047304	August 28, 2024
Pioneer Variable Contracts Trust	0000930709	September 5, 2024
Putnam Variable Trust	0000822671	August 29, 2024
Rydex Variable Trust	0001064046	September 4, 2024
T. Rowe Price Equity Series, Inc.	0000918294	August 28, 2024
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 28, 2024
Third Avenue Variable Series Trust	0001089107	September 3, 2024
Two Roads Shared Trust	0001552947	September 3, 2024
VanEck VIP Trust	0000811976	September 6, 2024
Vanguard Variable Insurance Funds	0000857490	September 3, 2024
Variable Insurance Products Fund	0000356494	August 22, 2024
Variable Insurance Products Fund II	0000831016	August 22, 2024
Variable Insurance Products Fund III	0000927384	August 22, 2024
Variable Insurance Products Fund IV	0000720318	August 22, 2024
Variable Insurance Products Fund V	0000823535	August 22, 2024
Virtus Variable Insurance Trust	0000792359	September 5, 2024
Voya Investors Trust	0000837276	September 5, 2024
Voya Variable Products Trust	0000916403	September 5, 2024

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York